Other Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2016
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule Of Other Intangibles

Other intangibles consisted of the following as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Goodwill	$58,094	$58,094
Customer relationships, net	304,294	325,471
Contractual vendor intangible assets	21,019	38,775
Tradename and other intangible assets, net	13,694	38,666
	$397,101	$461,006

Customer Relationships And Other Intangible Assets [Member]
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule Of Customer Relationships And Tradename And Other Intangible Assets And Related Accumulated Amortization

The following tables present details of customer relationships and tradename and other intangible assets and related accumulated amortization as of December 31, 2016 and 2015:

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(55,706)	$304,294
Tradename and other intangible assets	40,000	(26,306)	13,694
	$400,000	$(82,012)	$317,988

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(34,529)	$325,471
Tradename and other intangible assets	56,465	(17,799)	38,666
	$416,465	$(52,328)	$364,137

Schedule Of Future Amortization Of The Intangible Assets

As of December 31, 2016, the estimated future amortization expense for customer relationships and tradename and other intangible assets was as follows:

Estimated amortization expense
2017	$31,177
2018	24,871
2019	21,176
2020	21,176
2021	21,176
Thereafter	198,412
$317,988